Document And Entity Information	Jul. 12, 2024
Document Information Line Items
Entity Registrant Name	PIONEER GREEN FARMS, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001902700
Document Period End Date	Jul. 12, 2024
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	FL
Entity File Number	333-262600
Entity Tax Identification Number	83-3417168
Entity Address, Address Line One	1301 10th Avenue, East, Suite G
Entity Address, City or Town	Palmetto
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34221
City Area Code	(727)
Local Phone Number	304-8003
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true